Document and Entity Information	3 Months Ended
Mar. 31, 2024
Document and Entity Information [Abstract]
Document Type	S-1
Entity Registrant Name	MULTISENSOR AI HOLDINGS, INC.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Central Index Key	0001863990
Amendment Flag	false
Entity Ex Transition Period	false